Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition
Acquisition

3.    Acquisition

       On October 7, 2011, The Allstate Corporation acquired all of the shares of White Mountains, Inc. and Answer Financial Inc. ("Answer Financial") from White Mountains Holdings (Luxembourg) S.à r.l. for $1.01 billion in cash. White Mountains, Inc. primarily comprises the Esurance insurance business ("Esurance"). Esurance sells private passenger auto insurance direct to consumers online, through a call center and through select agents, including Answer Financial. Answer Financial is an independent personal lines insurance agency that offers comparison quotes for auto and homeowners insurance from more than a dozen insurance companies through its website and over the phone. Esurance expands the Company's ability to serve the self-directed, brand-sensitive market segment. Answer Financial strengthens the Company's offering to self-directed consumers who want a choice between insurance carriers.

       In connection with the acquisition, the Company recorded present value of future profits of $42 million, goodwill of $368 million, other intangible assets of $426 million, reserve for property-liability claims and claims expense of $487 million, and unearned premiums of $229 million.